Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Schedule of Summarizes Warrants Transactions Related to Registered Direct Offerings	The following summarizes warrant transactions related to registered direct offerings in 2023 and 2022:
	2023		2022
	Warrants	Weighted average exercise price $	Warrants	Weighted average exercise price $
Warrants outstanding at beginning of year	975,392	65.52	137,105	384.00
Granted	-	-	838,286	13.44
Exercised
Forfeited	-	-	-	-
Warrants outstanding at end of year	975,392	65.52	975,392	65.52

Exercisable at end of year	975,392	65.52	975,392	65.52